Cover	Nov. 17, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K, which amends the Current Report on Form 8-K of America’s Car-Mart, Inc. originally filed on November 18, 2021 (the “Original Report”), is being filed to amend the disclosure within Exhibit 99.1 provided in Item 9.01 of the Original Report to correct certain amounts in the “Changes in allowance for credit losses” for the six months ended October 31, 2021, including “Balance at beginning of period” and “Charge-offs, net of collateral recovered,” which were incorrectly reported in the original Exhibit 99.1. Except as otherwise provided herein, the other disclosures made in the Original Report remain unchanged.
Document Period End Date	Nov. 17, 2021
Entity File Number	0-14939
Entity Registrant Name	AMERICA’S CAR-MART, INC.
Entity Central Index Key	0000799850
Entity Tax Identification Number	63-0851141
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1805 North 2nd Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Rogers
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72756
City Area Code	(479)
Local Phone Number	464-9944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CRMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false